Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment
11. MINERAL PROPERTIES, PLANT AND EQUIPMENT

Acquisition costs of investment and non-producing properties together with costs directly related to mine development expenditures are capitalized. Exploration expenditures on investment and non-producing properties are charged to expense in the period they are incurred.
Capitalization of evaluation expenditures commences when there is a high degree of confidence in the project’s viability and hence it is probable that future economic benefits will flow to the Company. Evaluation expenditures, other than that acquired from the purchase of another mining company, are carried forward as an asset provided that such costs are expected to be recovered in full through successful development and exploration of the area of interest, or alternatively by its sale. Evaluation expenditures include delineation drilling, metallurgical evaluations, and geotechnical evaluations amongst others.
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2021
Net of accumulated depreciation	$996,745	$307,080	$431,650	$679,531	$2,415,006
Additions	210,484	31,971	7,253	16,766	266,474
Disposals	(2,770)	—	(12,315)	(4,542)	(19,627)
Depreciation and amortization (1)	(166,116)	(770)	—	(136,072)	(302,958)
Depreciation charge captured in inventory	(21,249)	—	—	—	(21,249)
Transfers	90,571	(9,522)	(93)	(80,956)	—
Closure and decommissioning – changes in estimate (Note 15)	6,905				6,905
As at December 31, 2021	$1,114,570	$328,759	$426,495	$474,727	$2,344,551
Cost as at December 31, 2021	$3,140,594	$343,705	$839,427	$1,288,392	$5,612,118
Accumulated depreciation and impairments	(2,026,024)	(14,946)	(412,932)	(813,665)	(3,267,567)
Carrying value – December 31, 2021	$1,114,570	$328,759	$426,495	$474,727	$2,344,551
(1)Includes $nil of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2021.

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2020
Net of accumulated depreciation	$950,752	$331,549	$450,926	$771,674	$2,504,901
Additions	142,463	17,159	631	30,971	191,224
Disposals	(235)	(38)	(14,315)	(382)	(14,970)
Depreciation and amortization (1)	(125,277)	(1,059)	—	(146,108)	(272,444)
Depreciation charge captured in inventory	(29,618)	—	—	—	(29,618)
Transfers	22,747	(40,531)	(5,592)	23,376	—
Closure and decommissioning – changes in estimate (Note 15)	35,913	—	—	—	35,913
As at December 31, 2020	$996,745	$307,080	$431,650	$679,531	$2,415,006
Cost as at December 31, 2020	$2,753,136	$321,639	$844,487	$1,461,678	$5,380,940
Accumulated depreciation and impairments	(1,756,391)	(14,559)	(412,837)	(782,147)	(2,965,934)
Carrying value – December 31, 2020	$996,745	$307,080	$431,650	$679,531	$2,415,006
(1)Includes $18.0 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2020.

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Producing properties:
Huaron, Peru	$224,700	$(141,902)	$82,798	$218,270	$(135,932)	$82,338
Morococha, Peru	277,105	(188,821)	88,284	267,705	(175,844)	91,861
Shahuindo, Peru	590,096	(132,727)	457,369	546,643	(86,855)	459,788
La Arena, Peru	208,306	(105,006)	103,300	170,401	(66,313)	104,088
La Colorada, Mexico	355,471	(185,684)	169,787	308,378	(164,443)	143,935
Dolores, Mexico (1)	1,738,040	(1,350,908)	387,132	1,709,105	(1,228,492)	480,613
Manantial Espejo, Argentina (2)	518,931	(500,244)	18,687	513,626	(485,036)	28,590
San Vicente, Bolivia	151,045	(110,829)	40,216	144,790	(101,408)	43,382
Timmins, Canada	335,488	(103,903)	231,585	307,243	(75,902)	231,341
Other	29,804	(19,664)	10,140	28,653	(18,313)	10,340
	$4,428,986	$(2,839,688)	$1,589,298	$4,214,814	$(2,538,538)	$1,676,276
Non-Producing Properties:
Land	$6,373	$(871)	$5,502	$6,758	$(1,254)	$5,504
Navidad, Argentina (3)	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Escobal, Guatemala	257,390	(1,842)	255,548	259,198	(1,072)	258,126
Timmins, Canada	63,018	—	63,018	71,099	—	71,099
Shahuindo, Peru	3,549	—	3,549	6,079	—	6,079
La Arena, Peru	117,005	—	117,005	117,000	—	117,000
Minefinders, Mexico	78,443	(36,975)	41,468	80,239	(36,975)	43,264
La Colorada, Mexico	55,370	—	55,370	21,589	—	21,589
Morococha, Peru	2,981	—	2,981	5,054	—	5,054
Other	32,426	(12,090)	20,336	32,533	(11,994)	20,539
	$1,183,132	$(427,879)	$755,253	$1,166,126	$(427,396)	$738,730
Total	$5,612,118	$(3,267,567)	$2,344,551	$5,380,940	$(2,965,934)	$2,415,006
(1)Includes previously recorded impairment charges of $748.9 million at December 31, 2021 (2020 - $748.9 million).
(2)Includes previously recorded impairment charges of $173.3 million at December 31, 2021 (2020 - $173.3 million).
(3)Includes previously recorded impairment charges of $376.1 million at December 31, 2021 (2020 - $376.1 million).